Cover	Sep. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	American Environmental Energy, Inc.
Entity Central Index Key	0000854608
Entity Tax Identification Number	41-1619632
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	Office 2090
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	618-1315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false